INCOME TAXES - Income Tax Recorded Directly in Equity and Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Recognized in other comprehensive income on:
Income tax relating to components of other comprehensive income	$ 305	$ 1,018	$ (376)
Deferred tax expense (benefit)
Current and deferred tax relating to items credited (charged) directly to equity	0	(185)	13
Total	305	833	(363)
Unrealized gain on investments in equity instruments at FVOCI
Recognized in other comprehensive income on:
Income tax relating to components of other comprehensive income	0	167	56
Current tax expense (benefit)
Realized gain on investments in equity instruments at FVOCI	0	0	4
Deferred tax expense (benefit)
Deferred tax expense (benefit)	0	0	9
Gain (loss) on derivative financial instruments
Recognized in other comprehensive income on:
Income tax relating to components of other comprehensive income	(31)	648	(28)
Recognized actuarial gain (loss)
Recognized in other comprehensive income on:
Income tax relating to components of other comprehensive income	193	144	(69)
Foreign currency translation adjustments
Recognized in other comprehensive income on:
Income tax relating to components of other comprehensive income	143	59	(335)
Unrealized Gains (Losses) on Derivative Financial Instruments relating to CFH
Deferred tax expense (benefit)
Deferred tax expense (benefit)	$ 0	$ (185)	$ 0